Loans And Allowance For Credit Losses (Cash Flows Between The MUFG Group And The Special Purpose Entity) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Loans And Allowance For Credit Losses [Abstract]
Cash flows from collections received on senior beneficial interests	¥ 422	¥ 9,730
Cash flows from dividends on senior beneficial interests	63	127
Service fees collected	¥ 1	¥ 2